Financial instruments - Financial liabilities included in long-term debt (Details) - CAD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,739,989	$ 6,793,366
Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	2,579,329	2,768,033
Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	2,239,709	2,806,990
2014 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	550,177	888,307
2014 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	539,752	936,084
2021 U.S. Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	1,361,974	1,253,226
2021 U.S. Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,127,739	1,255,055
2021 CAD Senior Notes | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	595,900	595,331
2021 CAD Senior Notes | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	503,227	585,506
Other long-term debt | Carrying amount
Disclosure of financial liabilities [line items]
Financial liabilities	71,278	31,169
Other long-term debt | Fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 68,991	$ 30,345